Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	10,987,679	11,270,283
Common units outstanding	10,987,679	11,270,283
General Partners, units issued	230,524	230,006
General Partners, units outstanding	230,524	230,006